Leases (Tables)	12 Months Ended
Dec. 31, 2016
Minimum Aggregate Rental Commitments	The minimum aggregate rental commitments as of December 31, 2016 were as follows:

($ in thousands)
2017	$194
2018	207
2019	212
2020	217
2021	222
All future years	1,489

Aggregate total	$2,541